Short-term Investments and Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-term Investments and Financial Instruments [Abstract]
Short-term Investments and Financial Instruments
(7)	Short-term Investments and Fair Value of Financial Instruments

As of December 31, 2011 and June 30, 2012, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments. In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates. See Note 12 for a discussion of fair value of the warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company has the ability and intent to hold these investments until maturity and, therefore, has classified the investments as held-to-maturity, which we carry at amortized cost. Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and, therefore, not recognized in the accompanying financial statements. Income generated from short-term investments is recorded to interest income.

Fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310
Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

At June 30, 2012:
Assets:
Cash and cash equivalents	$3,689	$—	$—	$3,689
Short-term investments	—	—	—	—
	$3,689	$—	$—	$3,689
Liabilities:
Warrant liability	$—	$—	$1,820	$1,820

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(691)
Balance at June 30, 2012	$1,820

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.

(5)	Short-term Investments and Financial Instruments

As of December 31, 2010 and 2011, the carrying amounts of financial instruments held by the Company, which include cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.  In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.  See below and Note 13 for a discussion of fair value of the warrants.

As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million.  As of December 31, 2010, the Company had no short-term investments.  The Company had the ability and intent to hold these investments until maturity and therefore has classified the investments as held-to-maturity.  Due to the short-term nature of these investments, unrealized gains and losses have been deemed temporary and therefore not recognized in the accompanying financial statements.  Income generated from short-term investments is recorded to interest income.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2010 and 2011 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010
Assets:
Cash and cash equivalents	$11,972	$—	$—	$11,972

At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Balance at January 1, 2010	$314
Issuance of additional warrants	—
Change in fair value of warrant liability	(191)
Reclassification of warrant liability to stockholders' equity	(123)
Balance at December 31, 2010	$—
Issuance of additional warrants	16,947
Change in fair value of warrant liability	(14,436)
Balance at December 31, 2011	$2,511

The fair value of the warrant liability is based on Level 3 inputs.  For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value.  See Note 13 for further discussion of the warrant liability.

Certain assets and liabilities, including property and equipment, severance benefits and the lease liability, are measured at fair value on a nonrecurring basis.  These assets and liabilities are recognized at fair value when they are deemed to be impaired or in the period in which the liability is incurred.  The Company recorded an impairment charge of $7.4 million in the year ended December 31, 2011, to fully write off certain property and equipment as discussed in Note 6.  The Company recorded another charge of $1.8 million in the year ended December 31, 2011 related to the fair value of the liability incurred at the cease-use date related to certain operating leases as discussed in Note 10.  The Company also recorded $1.7 million charge in the year ended December 31, 2011 related to termination benefits as discussed in Note 9.